Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net (loss) income	$ (106,027)	$ 554,889
Items that may be reclassified subsequently to net income or loss:
Foreign currency translation	(31,335)	(1,345)
Reclassification of cumulative foreign currency translation gain relating to Mercedes to net loss	(1,601)	0
Items that will not be reclassified subsequently to net income or loss:
Net (decrease) increase in fair value of marketable securities and other investments in equity instruments	(134,226)	100,144
Income tax recovery (expense) relating to change in fair value of marketable securities and other investments in equity instruments	17,149	(13,860)
Total Other comprehensive (loss) income (“OCI”)	(150,013)	84,939
Total comprehensive (loss) income	$ (256,040)	$ 639,828